Warrants (Details Textual) (USD $)	1 Months Ended	12 Months Ended	0 Months Ended
	Jan. 31, 2015	Dec. 31, 2014	Jan. 07, 2015	Mar. 04, 2015
Warrants [Member]
Warrants Textual [Abstract]
Number of warrants outstanding		358,512
Exercise price		$ 3.50
Subsequent Event [Member] | Warrants [Member]
Warrants Textual [Abstract]
Number of warrants outstanding			274,019
Exercise price			$ 3.50
Existing Series B Warrants (Member) | Subsequent Event [Member]
Warrants Textual [Abstract]
Exercise price	$ 3.50
Warrants issued to exchange of series B preferred stock and common stock	635,834
Existing Series B Warrants (Member) | Subsequent Event [Member] | Bridge Loan [Member]
Warrants Textual [Abstract]
Exercise price	$ 4.20
Private Placement [Member]
Warrants Textual [Abstract]
Term of warrants		5 years
Exercise price		$ 1.75
Sale of stock		716,981
Price per share		$ 7.00
Sale of stock, cash received		$ 5,018,867
Private Placement [Member] | Subsequent Event [Member]
Warrants Textual [Abstract]
Sale of stock			1,265,000
Price per share		$ 7.00
Sale of stock, cash received			8,855,000
Bridge Warrant Holders [Member] | Existing Series B Warrants (Member) | Subsequent Event [Member]
Warrants Textual [Abstract]
Warrants issued to purchase common stock	150,000
Exercise price of warrants	4.20
Placement Agent [Member] | Subsequent Event [Member]
Warrants Textual [Abstract]
Exercise price of warrants	3.85
Sale of stock				20,000
Price per share				$ 0.02
Sale of stock, cash received				$ 400
Placement Agent [Member] | Subsequent Event [Member] | Bridge Loan [Member]
Warrants Textual [Abstract]
Percentage of warrants exercise price	30.00%
Placement Agent [Member] | Agent Fees [Member] | Subsequent Event [Member]
Warrants Textual [Abstract]
Exercise price	$ 3.85
Warrants issued to purchase common stock	143,401
Placement Agent [Member] | Existing Series B Warrants (Member) | Subsequent Event [Member]
Warrants Textual [Abstract]
Warrants issued to exchange of series B preferred stock and common stock	635,834
Exercise price of warrants	3.50
Five Year Warrants [Member] | Placement Agent [Member] | Subsequent Event [Member]
Warrants Textual [Abstract]
Exercise price			$ 3.50
Warrants issued to purchase common stock			253,000
Exercise price of warrants			3.50
Additional warrants for purchase of common stock			100,000